Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.3%)
Ohio (100.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,099
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	177
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	100	108
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	300	324
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	536
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,491
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,504
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	1,971
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	223
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,725	4,254
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	507
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,878
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	550
	Akron OH Income Tax Revenue	4.000%	12/1/26	3,350	3,469
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	299
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,835
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	638
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,878
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,184
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	430
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,738
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,563
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	392
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,626
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,365
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,352
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	125
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,389
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	666
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	637
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,776
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,559
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,872
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,681
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	3,821
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,210
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	4,925	4,516
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,392
	Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,218
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	1,881
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	100	111
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	182
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	225
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	296
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	365
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	434
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	236
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	105
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	178
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	362
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,304
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,391
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	770
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,304
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	397
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,512
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,022
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	2,790	2,760
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,200	2,927
	Athens City School District GO	4.000%	12/1/29	745	794
	Athens City School District GO	4.000%	12/1/30	380	404
	Athens City School District GO	4.000%	12/1/31	400	425
	Athens City School District GO	3.250%	12/1/48	2,000	1,557
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	849
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	706
	Belmont County OH BAN GO	3.000%	8/17/23	2,275	2,265
[2]	Berea City School District COP	2.500%	10/1/23	250	248
	Big Walnut Local School District GO	5.000%	12/1/42	920	987
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,381
	Big Walnut Local School District GO	3.500%	12/1/55	290	234
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	4,548
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	127
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,230
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,018
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	323
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	469
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,157
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	671
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	613
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	813
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	477
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	762
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	501
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	793
	Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	983
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	540
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	539
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	3,869
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	4,350	4,649
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,840	4,072
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,949
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,238
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,431
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,830	16,463
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	5,340	4,849
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	686

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,142
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	154
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,040	1,078
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,075	1,134
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,004
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	422
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,061
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	263
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,163
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	946
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	101
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	136
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	191
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	195
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	198
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	205
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	208
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	221
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	224
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	231
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	909
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,085
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,267
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	374
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,399
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	102
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	468
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	532
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	424
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	565
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	662
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	433
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	961
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	773
	Cincinnati OH GO	4.000%	12/1/30	500	527
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,397
	Cincinnati OH Water System Water Revenue	3.000%	12/1/49	305	230
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	420
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	691
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	894
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	165
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	232
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	597
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	825
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	939
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,073
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	636
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	879
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	553
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,833
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	510
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,223
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	180
	Cleveland OH GO	3.000%	12/1/28	895	904
	Cleveland OH GO	3.000%	12/1/30	1,350	1,361
	Cleveland OH GO	3.000%	12/1/31	1,500	1,501
	Cleveland OH GO	4.000%	12/1/31	805	855
	Cleveland OH GO	3.000%	12/1/32	1,825	1,808
	Cleveland OH GO	5.000%	12/1/32	225	249
	Cleveland OH GO	3.000%	12/1/33	990	971
	Cleveland OH GO	3.000%	12/1/35	750	701
	Cleveland OH GO	3.000%	12/1/36	795	718
	Cleveland OH GO	3.000%	12/1/37	1,000	877
	Cleveland OH GO	3.000%	12/1/49	2,370	1,791
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	410
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	525
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	421
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	316
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	538
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	537
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	423
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,424
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,046
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,547
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,261
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	584
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	215
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	696
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,095
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,295
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	278
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,678
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	3,000	3,214
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	6,010	6,427
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,770
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,867
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,951
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	283
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	335
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	301
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	339
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,007
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	944
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue (Flats East Bank Project)	4.500%	12/1/55	2,500	2,120
	Columbus City School District GO	3.000%	12/1/33	2,520	2,460
	Columbus City School District GO	5.000%	12/1/42	450	466
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,580
	Columbus OH GO	5.000%	4/1/30	130	149
	Columbus OH GO	4.000%	7/1/30	1,200	1,229
	Columbus OH GO	5.000%	4/1/37	3,835	4,271
	Columbus OH GO	5.000%	4/1/39	4,500	4,954
	Columbus OH GO	5.000%	4/1/40	3,000	3,279
	Columbus OH GO	5.000%	4/1/41	2,400	2,613
	Columbus OH GO VRDO	3.300%	3/2/23	3,950	3,950
	Columbus OH Sewerage Sewer Revenue VRDO	3.300%	3/2/23	2,035	2,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	158
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	370
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	766
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,343
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,413
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,292
	Coshocton OH GO	4.000%	12/28/23	2,500	2,500
	Coshocton OH GO	4.500%	12/28/23	7,200	7,220
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,028
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,851
	Cuyahoga Community College District GO	5.000%	12/1/37	55	57
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,704
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	450	453
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	208
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	504
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	2,000	2,012
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,235	7,341
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	13,775	14,081
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	427
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	526
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	520
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/51	5,765	5,142
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	881
[5]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	3,010	3,012
[5]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/27	2,170	2,209
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	275
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	208
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	290
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	311
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	997
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,778
	Delhi Township OH GO	4.000%	12/1/29	150	159
	Delhi Township OH GO	4.000%	12/1/30	160	172
	Delhi Township OH GO	4.000%	12/1/31	145	157
	Delhi Township OH GO	4.000%	12/1/32	310	334
	Delhi Township OH GO	4.000%	12/1/33	400	426
	Delhi Township OH GO	4.000%	12/1/34	815	862
	Delhi Township OH GO	4.000%	12/1/35	430	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delhi Township OH GO	4.000%	12/1/36	320	331
	Dublin OH GO	5.000%	12/1/31	500	561
	Dublin OH GO	5.000%	12/1/32	550	617
	Dublin OH GO	3.000%	12/1/35	1,135	1,067
	Dublin OH GO	3.000%	12/1/36	990	901
	East Knox Local School District GO	3.000%	11/1/56	1,100	791
	Elyria OH GO	4.000%	12/1/25	470	481
	Elyria OH GO	4.000%	12/1/27	670	692
	Elyria OH GO	4.000%	12/1/28	695	720
	Elyria OH GO	4.000%	12/1/31	225	233
	Elyria OH GO	4.000%	12/1/32	280	289
	Elyria OH GO	4.000%	12/1/33	440	453
	Euclid City School District GO	4.750%	1/15/54	1,000	1,003
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,192
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	158
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	116
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	132
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	183
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	182
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	292
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	834
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,555
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	1,926
	Fairborn OH GO	4.500%	2/27/24	6,170	6,220
	Fairfield County OH GO	2.000%	12/1/41	800	536
[2]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,223
[2]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,479
	Franklin City School District GO	3.000%	11/1/40	400	332
	Franklin City School District GO	3.000%	11/1/50	1,500	1,106
	Franklin City School District GO	3.000%	11/1/57	6,180	4,361
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	564
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/35	500	483
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,313
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	591
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	488
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	6,560	6,026
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	212
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	551
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	151
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	111
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,208
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	3,385	3,622
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	750	745
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	1,000	972
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	6,890	6,325
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	4,692
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,000	2,871
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	818
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	1,000	1,101
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,386
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	939
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.650%	3/1/23	400	400
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.350%	3/2/23	800	800
	Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	266
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	6,388
	Fremont City School District GO	5.000%	1/15/40	200	206
[2]	Gahanna-Jefferson City School District (School Facilities Project) COP	3.000%	12/1/34	1,430	1,327
[3]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	3,856
	Grandview Heights City School District GO	3.125%	12/1/55	245	185
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	535
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	950
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,627
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	3,914
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,447
	Greene County Vocational School District GO	5.000%	12/1/29	300	336
	Greene County Vocational School District GO	4.000%	12/1/34	700	728
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,255
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	940	946
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,369
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,750	2,674
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,595
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	4,620	4,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	3,355
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,030
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	4,485	3,824
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,811
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,536
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	6,000	6,026
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	1,931
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,610	1,610
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,276
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	1,230	1,101
[3,6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	315
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,327
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,736
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	890
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	210
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	200
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	445
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	360
	Hilliard OH Income Tax Revenue	5.000%	12/1/34	855	978
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,834
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,010
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,100
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	557
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,732
[2]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,272
[2]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,113
[2]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,290
	Hudson City OH School District GO	4.000%	12/1/33	420	434
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	1,914
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	869
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	882
	Kent City School District GO	3.000%	12/1/40	1,000	834
	Kent State University College & University Revenue	5.000%	5/1/29	100	111
	Kent State University College & University Revenue	5.000%	5/1/30	175	198
	Kent State University College & University Revenue	5.000%	5/1/31	175	197
	Kent State University College & University Revenue	5.000%	5/1/32	150	168
	Kent State University College & University Revenue	5.000%	5/1/33	250	278
	Kent State University College & University Revenue	5.000%	5/1/34	315	349
	Kent State University College & University Revenue	5.000%	5/1/35	350	385
	Kent State University College & University Revenue	5.000%	5/1/36	400	435
	Kent State University College & University Revenue	5.000%	5/1/37	225	243
	Kent State University College & University Revenue	5.000%	5/1/38	300	323
	Kent State University College & University Revenue	5.000%	5/1/39	300	322
	Kent State University College & University Revenue	5.000%	5/1/40	450	482
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,385
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenton City School District GO	4.000%	11/1/52	1,830	1,674
	Kenton City School District GO	4.000%	11/1/58	3,700	3,323
	Kettering City School District COP	5.000%	12/1/31	260	290
	Kettering City School District COP	4.000%	12/1/33	270	283
	Kettering City School District COP	4.000%	12/1/35	375	388
	Kettering City School District COP	3.375%	12/1/46	295	248
[3]	Kettering City School District GO	5.250%	12/1/31	1,000	1,122
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,180
	Lakewood City School District GO	4.000%	11/1/30	235	247
	Lakewood City School District GO	4.000%	11/1/31	440	461
	Lakewood City School District GO	4.000%	11/1/32	245	256
	Lakewood City School District GO	4.000%	11/1/33	375	390
	Lakewood City School District GO	4.000%	11/1/34	430	444
[7]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	561
[7]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	368
[7]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,100
	Lexington Local School District GO	3.000%	10/1/44	490	387
	Liberty Community Infrastructure Financing Authority Revenue	3.125%	12/1/46	540	413
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,439
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,904
	Licking Heights Local School District GO	3.500%	10/1/54	200	161
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,200
	Logan Elm Local School District GO	4.000%	11/1/55	975	874
[4,7]	Lucas County OH GO TOB VRDO	2.800%	3/1/23	13,855	13,855
[3]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	457
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	990
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	400	356
	Mahoning County OH Sewer Revenue	3.000%	12/1/28	100	100
	Mahoning County OH Sewer Revenue	3.000%	12/1/29	100	100
	Mahoning County OH Sewer Revenue	3.000%	12/1/30	200	199
	Mahoning County OH Sewer Revenue	3.000%	12/1/31	180	177
	Mahoning County OH Sewer Revenue	3.000%	12/1/35	800	734
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	70
	Mariemont City School District GO	3.000%	12/1/34	555	533
	Maumee OH GO	3.000%	12/1/33	1,225	1,196
	Medina County OH GO	4.000%	12/1/29	165	171
	Medina County OH GO	4.000%	12/1/31	160	166
	Medina County OH GO	3.000%	12/1/35	270	251
	Medina County OH GO	3.000%	12/1/37	500	441
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	108
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	7,782
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,255	7,378
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,344
	Miami University College & University Revenue	5.000%	9/1/31	600	694
	Miami University College & University Revenue	5.000%	9/1/31	165	191
	Miami University College & University Revenue	5.000%	9/1/31	640	730
	Miami University College & University Revenue	5.000%	9/1/32	1,065	1,232
	Miami University College & University Revenue	5.000%	9/1/32	345	398
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,215
	Miami University College & University Revenue	5.000%	9/1/33	775	892
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami University College & University Revenue	5.000%	9/1/34	1,100	1,258
	Miami University College & University Revenue	5.000%	9/1/35	760	861
	Miami University College & University Revenue	5.000%	9/1/36	685	769
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	753
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,475	1,518
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,814
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,482
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	500
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	479
	Middletown OH GO	4.050%	12/1/52	2,840	2,634
[2]	Midview Local School District COP	4.000%	11/1/28	810	844
[2]	Midview Local School District COP	4.000%	11/1/29	870	915
	Milford Exempt Village School District GO	4.000%	12/1/34	300	315
	Milford Exempt Village School District GO	4.000%	12/1/35	250	259
	Milford Exempt Village School District GO	4.000%	12/1/36	150	154
	Milford Exempt Village School District GO	4.000%	12/1/37	250	255
	Milford Exempt Village School District GO	4.000%	12/1/38	205	207
	Milford Exempt Village School District GO	4.000%	12/1/39	260	260
	Milford Exempt Village School District GO	4.000%	12/1/40	305	303
	Milford Exempt Village School District GO	4.000%	12/1/41	385	378
	Milford Exempt Village School District GO	4.000%	12/1/42	200	195
	Milford Exempt Village School District GO	4.000%	12/1/47	3,000	2,784
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,633
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/39	1,000	946
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/40	5,000	4,701
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/46	1,500	1,374
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	135
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	244
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	525
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,082
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	196
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	318
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,209
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	444
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,876
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	394
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	281
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	3,060	2,429
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,920
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,140	6,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,225
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,027
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,723
	North Canton City School District GO	3.000%	11/1/56	4,060	2,864
	North Royalton City School District GO	4.000%	12/1/34	1,415	1,434
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	75
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	102
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	129
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	104
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	106
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	247
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	162
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	725
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,534
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	393
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	3,775	3,918
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	167
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	826
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	910
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	812
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,421
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,520
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	6,029
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	107
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	213
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	276
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	190
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	403
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	351
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	249
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	1,000	907
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,490
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,113
	Ohio Appropriations Revenue	5.000%	12/15/27	1,710	1,877
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	425
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,880
	Ohio GO	5.000%	5/1/23	3,725	3,736

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	9/15/25	3,170	3,328
Ohio GO	4.000%	6/15/26	2,500	2,583
Ohio GO	5.000%	9/15/26	2,000	2,143
Ohio GO	5.000%	5/1/27	235	255
Ohio GO	4.000%	6/15/27	2,500	2,612
Ohio GO	5.000%	5/1/28	215	239
Ohio GO	5.000%	5/1/29	360	407
Ohio GO	5.000%	5/1/30	350	403
Ohio GO	5.000%	5/1/31	775	907
Ohio GO	5.000%	5/1/32	600	711
Ohio GO	5.000%	3/1/33	100	116
Ohio GO	5.000%	5/1/33	650	769
Ohio GO	5.000%	5/1/34	700	821
Ohio GO	5.000%	5/1/36	1,255	1,335
Ohio GO	5.000%	6/15/36	120	133
Ohio GO	4.000%	5/1/38	225	232
Ohio GO	5.000%	3/1/39	1,585	1,669
Ohio GO	5.000%	3/1/39	500	559
Ohio GO VRDO	3.450%	3/1/23	4,525	4,525
Ohio GO VRDO	3.450%	3/7/23	12,480	12,480
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,602
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	177
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	132
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	37
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	111
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,276
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	557
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,050
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,550
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	1,743
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,244
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,980	1,801
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,185
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	4,742
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	1,917
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	632
Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,577
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,250	4,983
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	778
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	500	507
Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	4,985
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	643
Ohio Health, Hospital, Nursing Home Revenue VRDO	2.600%	3/1/23	8,575	8,575
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,467
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	363
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,016
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	510
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,544
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	986
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	498

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,033
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	112
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,043
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,231
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,111
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/30	2,270	2,532
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	808
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	700	763
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	218
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,160
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	143
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	957
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,639
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/34	2,875	2,830
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	870
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	159
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	251
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/36	185	200
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	206
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	577
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	902
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	170	162
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	874
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	308
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	557
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	643
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,086
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	474
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	471
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,000	1,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	1,790
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	1,680	1,475
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/52	2,000	2,114
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,306
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	992
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	885
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	750
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	235	265
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/34	115	129
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/35	120	134
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/36	720	624
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/37	720	609
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/38	300	295
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/39	300	292
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/40	500	481
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,584
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	2,869
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	845
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	3,282
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project), Prere.	5.000%	12/1/26	1,505	1,615
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/35	2,000	2,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,846
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	116
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	319
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	586
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	293
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,459
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,534
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,548
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,824
	Ohio Higher Educational Facility Commission College & University Revenue (University of Deyton Project)	5.000%	12/1/28	200	216
	Ohio Higher Educational Facility Commission College & University Revenue VRDO	4.000%	10/1/52	3,000	2,431
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	934
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	973
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,013
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,051
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	994
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,000	990
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	370
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	390	383
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	394
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	402
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	413
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	900
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,217
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,209
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	296

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,000	2,033
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,218
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,058
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.600%	3/1/23	9,500	9,500
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.700%	3/1/23	6,400	6,400
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/1/23	1,400	1,400
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	974
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/37	5,285	4,165
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	1,140	1,111
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,595	1,128
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,815	3,676
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	14,775	15,211
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	9/1/52	3,705	3,589
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	5,000	5,362
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,135	1,860
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	1,135	1,138
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	2,335	2,322
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.450%	3/1/23	5,560	5,560
Ohio Lease (Appropriation) Revenue	5.000%	4/1/27	200	216
Ohio Lease (Appropriation) Revenue	5.000%	6/1/28	160	177
Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	275	314
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,000	1,139
Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,070
Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	123
Ohio Lease (Appropriation) Revenue	5.000%	4/1/38	5,585	6,102
Ohio Lease (Appropriation) Revenue	5.000%	4/1/40	4,000	4,333
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	820
Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,227
Ohio Lease (Appropriation) Revenue VRDO	3.300%	3/1/23	3,800	3,800
Ohio Lease (Appropriation) Revenue VRDO	3.450%	3/1/23	8,685	8,685
Ohio Resource Recovery Revenue PUT	2.900%	11/1/35	5,000	5,000
Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	1,994
Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,166
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,031
Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,011
Ohio State University College & University Revenue	4.000%	12/1/39	1,000	1,005
Ohio State University College & University Revenue	4.000%	12/1/40	4,000	3,992

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio State University College & University Revenue	4.000%	12/1/41	1,000	989
Ohio State University College & University Revenue	4.000%	12/1/42	1,000	980
Ohio State University College & University Revenue	4.000%	12/1/43	2,000	1,949
Ohio State University College & University Revenue	4.000%	12/1/48	6,240	5,925
Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,164
Ohio State University College & University Revenue VRDO	3.350%	3/1/23	16,075	16,075
Ohio State University College & University Revenue VRDO	3.350%	3/1/23	5,240	5,240
Ohio State University College & University Revenue VRDO	3.480%	3/1/23	4,900	4,900
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	138
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	955
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	545
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	1,000	1,195
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	592
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,083
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,426
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,030
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	488
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,428
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,470
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,159
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	6,170	6,599
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,224
Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/34	3,420	3,968
Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	155
Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/46	220	239
Ohio Water Development Authority Lease Revenue	5.000%	6/1/27	1,190	1,279
Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	120
Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,625	5,097
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	2,996
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	10,518
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	1,885	2,033
Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	3.350%	3/1/23	6,800	6,800
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	1,000	1,149
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,465	2,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	128
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,000	8,872
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,915	5,443
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	4,340	4,784
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,705	1,868
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	124
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	8,185	7,876
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	3,300	3,584
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	5,000	5,342
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	475
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	320
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	512
	Ohio Water Development Authority Water Revenue	5.000%	6/1/27	400	436
	Ohio Water Development Authority Water Revenue	5.000%	12/1/27	385	424
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	408
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	291
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	581
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	870
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	578
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	576
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,141
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	508
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,710	1,914
	Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,250	1,391
	Olentangy Local School District GO	4.000%	12/1/34	500	518
	Perry Local School District GO	3.000%	11/1/55	5,000	3,582
[2]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	616
[2]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,049
[2]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,022
	Pickerington Local School District GO	4.500%	5/23/23	3,837	3,841
[8]	Pickerington Local School District GO	4.000%	12/1/38	1,000	991
[8]	Pickerington Local School District GO	4.000%	12/1/39	1,000	983
[8]	Pickerington Local School District GO	4.000%	12/1/40	1,000	977
[8]	Pickerington Local School District GO	4.375%	12/1/49	2,000	1,949
[8]	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,117
	Polaris Career Center COP	5.000%	11/1/36	410	425
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	956
	Reynoldsburg OH GO	3.550%	12/1/42	640	572
	Reynoldsburg OH GO	3.600%	12/1/48	670	571
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	243
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	338
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	4,444
	Rossford Exempted Village School District COP	5.000%	12/1/37	900	991
	Rossford Exempted Village School District COP	4.000%	12/1/42	670	640
	Rossford Exempted Village School District COP	4.000%	12/1/47	1,000	935
	Rossford Exempted Village School District COP	4.125%	12/1/51	900	846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	1,993
	Sharonville OH Income Tax Revenue	4.000%	12/1/39	550	550
	Sharonville OH Income Tax Revenue	4.000%	12/1/40	560	554
	Sharonville OH Income Tax Revenue	4.000%	12/1/41	550	539
	Sharonville OH Income Tax Revenue	4.000%	12/1/42	750	723
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,489
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,613
[2]	Southeast Local School District/Wayne County COP	4.000%	12/1/36	350	358
[2]	Southeast Local School District/Wayne County COP	4.000%	12/1/37	350	355
	Southwest Licking Local School District GO	4.000%	11/1/34	500	518
	Southwest Licking Local School District GO	3.375%	11/1/47	120	99
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,428
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,810	2,543
	South-Western City School District GO	3.000%	12/1/33	250	241
	South-Western City School District GO	3.000%	12/1/34	75	71
	South-Western City School District GO	3.000%	12/1/35	145	134
	Streetsboro City School District GO	4.000%	12/1/49	1,865	1,716
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,810
	Summit County OH GO	4.000%	12/1/25	1,000	1,027
	Summit County OH GO	4.000%	12/1/26	1,000	1,039
	Summit County OH GO	4.000%	12/1/27	1,100	1,156
	Summit County OH GO	5.000%	12/1/28	1,400	1,565
	Summit County OH GO	5.000%	12/1/29	1,500	1,708
	Summit County OH GO	5.000%	12/1/30	1,000	1,157
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,588
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,475
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	935
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	918
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	382
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	393
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	480	503
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	418
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	454
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	289
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	403
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	745
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	991
	Union County OH GO	5.000%	12/1/27	215	233
	Union County OH GO	5.000%	12/1/37	950	1,002
	Union County OH GO	5.000%	12/1/38	615	649
	Union County OH GO	5.000%	12/1/47	2,585	2,695
	University of Akron College & University Revenue	5.000%	1/1/30	530	587
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,231
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,293
	University of Cincinnati College & University Revenue	5.000%	6/1/44	2,000	2,078
	University of Toledo College & University Revenue	5.000%	6/1/25	600	622
	University of Toledo College & University Revenue	5.000%	6/1/25	1,000	1,004
	University of Toledo College & University Revenue	5.000%	6/1/26	100	106
	University of Toledo College & University Revenue	5.000%	6/1/27	100	107
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,341
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,382
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	186
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	157
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	330
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/51	3,000	2,796
	Valley View Local School District GO	3.000%	11/1/51	1,225	894
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	354
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	232
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	868
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	70	71
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	840
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	880
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,020	1,067
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	938
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	925
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	385	385
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,440
[2]	Warrensville Heights City School District GO	5.000%	12/1/34	115	118
	West Carrollton City School District GO	3.000%	12/1/39	1,125	948
	West Carrollton City School District GO	4.000%	12/1/56	1,410	1,250
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	505
	Westfall Local School District GO	4.000%	12/1/31	100	107
	Westfall Local School District GO	4.000%	12/1/33	200	212
	Westfall Local School District GO	4.000%	12/1/36	250	257
	Westfall Local School District GO	4.000%	12/1/38	220	222
	Westfall Local School District GO	2.375%	12/1/50	425	264
	Wickliffe City School District GO	3.000%	12/1/39	400	339
	Wickliffe City School District GO	3.000%	12/1/40	215	178
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,799
	Winton Woods City School District GO	0.000%	11/1/29	885	709
	Winton Woods City School District GO	0.000%	11/1/30	1,005	776
	Winton Woods City School District GO	0.000%	11/1/31	1,020	759
	Winton Woods City School District GO	0.000%	11/1/32	1,140	816
[2]	Winton Woods City School District GO	4.000%	11/1/53	3,000	2,718
[8]	Worthington City School District GO	5.000%	12/1/41	2,000	2,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Worthington City School District GO	5.000%	12/1/48	2,000	2,154
[8]	Worthington City School District GO	5.500%	12/1/54	6,000	6,711
[2]	Wright State University College & University Revenue	5.000%	5/1/28	570	623
[2]	Wright State University College & University Revenue	5.000%	5/1/29	595	660
[2]	Wright State University College & University Revenue	5.000%	5/1/30	240	270
[2]	Wright State University College & University Revenue	5.000%	5/1/31	840	956
[2]	Wright State University College & University Revenue	5.000%	5/1/31	245	279
[2]	Wright State University College & University Revenue	5.000%	5/1/32	265	305
	Wynford Local School District GO	3.750%	11/1/54	325	264
[3]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	267
[3]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,237
[3]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,327
[3]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	2,931
					1,287,443
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	182
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	289	290
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	138	130
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	644	653
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,342	3,448
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,463	2,566
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,452	1,526
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	405	230
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	241	215
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	185	162
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	43
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	385	390
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	250
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	250
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	154	96
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	184	173
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,072	877
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	950	703
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	47
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,150	2,855

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,000	925
				15,829
Total Tax-Exempt Municipal Bonds (Cost $1,406,700)				1,303,454
Total Investments (101.3%) (Cost $1,406,700)				1,303,454
Other Assets and Liabilities—Net (-1.3%)				(16,792)
Net Assets (100%)				1,286,662
Cost is in $000.
1	Securities with a value of $169,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $16,865,000, representing 1.3% of net assets.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	30	6,112	(5)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2023	(17)	(2,296)	1
				(4)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,303,454	—	1,303,454
Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Liabilities
Futures Contracts[1]	5	—	—	5
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.